Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements other than described below.

On October 10, 2023 and November 9, 2023, pursuant to the approval of the Extension Amendment Proposal, the Sponsor contributed $300,000, on each occasion, to the Trust Account to extend the termination date to December 14, 2023.

On November 12, 2023, the Company entered into an arrangement pursuant to which, under certain circumstances, up to 2% of the proceeds of the capital raised in transactions arranged by certain third parties from investors located in certain limited jurisdictions may be paid to such third parties. On December 14, 2023, Montana agreed to reimburse, and did reimburse, the Company 50% of certain expenses incurred by third parties and paid by the Company in connection with this arrangement.

On December 12, 2023, the Company’s board of directors approved an extension of the date by which the Company must consummate an initial business combination from December 14, 2023 to January 14, 2024.

On December 14, 2023, the Company and Continental Stock Transfer & Trust Company (“CST”) entered into Amendment No. 1 to that certain Investment Management Trust Agreement, dated December 9, 2021, by and between the Company and CST (the “Trust Amendment”), to allow CST, upon written instruction of the Company, to (i) hold the funds in the Company’s Trust Account uninvested, (ii) hold the funds in an interest-bearing bank demand deposit account or (iii) invest and reinvest the funds in solely United States government securities having a maturity of 185 days or less, or in money market funds that invest only in direct U.S. government treasury obligations. Furthermore, on December 14, 2023, the Company instructed CST to hold the funds in the Trust Account in a segregated, interest-bearing bank demand deposit account. Such deposit account carries a variable rate, and the Company cannot assure its stockholders that the initial rate will not decrease or increase significantly.

On December 14, 2023, the Company withdrew $410,000 from the Trust Account to pay estimated federal income taxes.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements are available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.